                                  UNITED STATES

                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                   FORM N-CSR

                         CERTIFIED SHAREHOLDER REPORT OF
                   REGISTERED MANAGEMENT INVESTMENT COMPANIES

                   Investment Company Act file number 811-4253
--------------------------------------------------------------------------------
                      MFS GOVERNMENT LIMITED MATURITY FUND
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               (Exact name of registrant as specified in charter)

                500 Boylston Street, Boston, Massachusetts 02116
--------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                                Stephen E. Cavan
                    Massachusetts Financial Services Company
                               500 Boylston Street
                           Boston, Massachusetts 02116
--------------------------------------------------------------------------------
                    (Name and address of agents for service)

       Registrant's telephone number, including area code: (617) 954-5000
--------------------------------------------------------------------------------
                   Date of fiscal year end: December 31, 2002
--------------------------------------------------------------------------------
                     Date of reporting period: June 30, 2003
--------------------------------------------------------------------------------

ITEM 1.  REPORTS TO STOCKHOLDERS.

MFS(R) Mutual Funds

SEMIANNUAL REPORT 6/30/03

MFS(R) GOVERNMENT LIMITED
MATURITY FUND

[graphic omitted]

A path for pursuing opportunity


                                                          [logo] M F S(R)
                                                          INVESTMENT MANAGEMENT

-------------------------------------------------------------------------------
MFS(R) PRIVACY POLICY: A COMMITMENT TO YOU
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
Privacy is a concern for every investor today. At MFS Investment Management(R) and the MFS funds, we take this concern very seriously. We want you to understand our policies about every MFS investment product and service that we offer and how we protect the nonpublic personal information of investors who have a direct relationship with us and our wholly owned subsidiaries.

Throughout our business relationship, you provide us with personal information; we maintain information and records about you, your investments, and the services you use. Examples of the nonpublic personal information we maintain include

o data from investment applications and other forms

o share balances and transactional history with us, our affiliates, or others

o facts from a consumer reporting agency

We do not disclose any nonpublic personal information about our customers or former customers to anyone except as permitted by law. We may share information with companies or financial institutions that perform marketing services on our behalf or to other financial institutions with which we have joint marketing arrangements.

Access to your nonpublic personal information is limited to appropriate personnel who provide products, services, or information to you. We maintain physical, electronic, and procedural safeguards that comply with applicable federal regulations.

If you have any questions about MFS' privacy policy, please call 1-800-225-2606 any business day between 8 a.m. and 8 p.m. Eastern time.

Note: If you own MFS products or receive MFS services in the name of a third party such as a bank or broker-dealer, their privacy policy may apply to you instead of ours.
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NOT FDIC INSURED                 MAY LOSE VALUE               NO BANK GUARANTEE
         NOT A DEPOSIT     NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY
-------------------------------------------------------------------------------

MFS(R) GOVERNMENT LIMITED MATURITY FUND

The fund seeks to preserve capital and provide high current income (compared to a portfolio entirely invested in money market instruments).

TABLE OF CONTENTS
----------------------------------------------------
LETTER FROM THE CHAIRMAN                           1
----------------------------------------------------
MFS ORIGINAL RESEARCH(R)                           4
----------------------------------------------------
MANAGEMENT REVIEW                                  5
----------------------------------------------------
PERFORMANCE SUMMARY                                7
----------------------------------------------------
PORTFOLIO OF INVESTMENTS                          11
----------------------------------------------------
FINANCIAL STATEMENTS                              14
----------------------------------------------------
NOTES TO FINANCIAL STATEMENTS                     26
----------------------------------------------------
TRUSTEES AND OFFICERS                             33
----------------------------------------------------
MONEY MANAGEMENT FOR ALL TYPES
OF INVESTORS                                      35
----------------------------------------------------
CONTACT INFORMATION                               36
----------------------------------------------------
ASSET ALLOCATION                                  37

--------------------------------------------------------------------------------
LETTER FROM THE CHAIRMAN
--------------------------------------------------------------------------------

Dear Shareholders,

[Photo of Jeffrey L. Shames]

Our firm was built on the philosophy that bottom-up fundamental research is the best means of achieving superior long-term investment performance. When you're managing billions of dollars for investors, we think you have an obligation to have in-depth, firsthand knowledge of every company owned, anywhere in the world.

We have structured our equity and fixed-income investment teams to capitalize on the strength of our investment process and the global reach of our analysts based around the world. Our global research team is composed of 45 equity research analysts, 27 based in the United States and 18 based abroad, and 26 credit research analysts. Each analyst is assigned one or more specific industries and then charged with identifying the most attractive investment ideas within these industries. Our U.S. and non-U.S. equity research analysts are unified into one team that emphasizes a collaborative process in analyzing securities around the globe. Credit analysts also share their expertise in each segment of the fixed-income market and work as part of the same team ensuring that every member has access to information that may have a material effect on their investment decisions. As MFS(R) continues to grow and as markets become more complex, we believe our structure will enable us to maintain a consistent investment process with the goal of providing strong, long-term investment performance across market capitalizations, investment disciplines, and country borders for our investors.

THINKING GLOBALLY

More companies than ever compete globally and, therefore, we must make investment decisions knowing what is occurring outside of a company's local market. This trend plays to the strength of our environment of collaboration between our analysts and portfolio managers around the globe. The analysts know the most details about individual companies in specific industries and geographic regions. The portfolio managers have broader, cross-industry insights and a wider perspective on companies and industries. Our goal is to make sure those two sets of perspectives coordinate and work well together. As the world's markets become more interdependent, we believe our collaborative environment allows us to produce solid investment ideas for our portfolios.

BUILDING A NETWORK

Simply put, we believe our structure assures that our analysts maintain their peripheral vision rather than becoming too immersed in a specific segment of the market. We do not believe that analysts and portfolio managers - no matter how talented they may be - can succeed by working in a vacuum. Through the latest technology available, our entire research team meets frequently via video and telephone teleconferences, e-mail, and PDAs (personal digital assistants). When we hire new analysts, we require them to spend an average of one year in Boston to learn MFS' culture and to build relationships with their peers. We believe the interaction among our analysts is the key to making our collaborative process work toward delivering superior long-term investment performance for our investors. Our analysts work out of four research offices in Boston, London, Singapore, and Tokyo, and are assigned to specific regions and industries. They meet regularly with their colleagues to discuss world trends affecting the companies they cover.

In addition, our equity and fixed-income analysts often visit company managements as a team. This collaboration is vital because of the different perspectives they bring to their analysis. Because a company's stock price has tended to follow its earnings over time, our equity research analysts tend to focus on gauging earnings potential, a company's position within its industry, and its ability to grow its market share. Conversely, our fixed-income analysts will look at stability of a company's cash flow, the value of its assets, and its capital structure to gauge whether the company can generate enough free cash flow to pay off its debt. As a result of their collaboration, we believe we're able to see a more complete view of a company.

WORKING TOGETHER

Our portfolio managers also work closely with the analysts to select the most appropriate securities for their portfolios from the various recommendations made by the analysts. Opinions are exchanged and ideas are challenged so that each member of our team is involved in our investment process. In fact, our portfolio managers will be the first ones to tell you that many of their best ideas start with the research analysts. We believe our collaborative approach also provides us with an effective way to assess risk. Our portfolio managers are not discouraged from taking on an appropriate level of risk; however, we have rigorous guidelines to assure that the level of risk is measured and monitored and consistent with the investment philosophies of each of our portfolios. All told, we believe our culture empowers the members of our investment team to continue to do their best work and allows them to make better investment decisions.

As always, we appreciate your confidence in MFS and welcome any questions or comments you may have.

    Respectfully,

/s/ Jeffrey L. Shames

    Jeffrey L. Shames
    Chairman
    MFS Investment Management(R)

    July 21, 2003

The opinions expressed in this letter are those of MFS and no forecasts can be guaranteed.

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MFS ORIGINAL RESEARCH(R)
-------------------------------------------------------------------------------

THE HUMAN SIDE OF MONEY MANAGEMENT

For nearly 80 years MFS has been offering investors clear paths to pursuing specific investment objectives. Today, millions of individuals and thousands of institutions all over the world look to MFS to manage their assets with insight and care.

Our success, we believe, has to do with the fact that we see investors as people with plans, not just dollars to invest.

When you invest with MFS, you invest with a company dedicated to helping you realize your long-term financial goals.

INVESTORS CHOOSE MFS FOR OUR

  o global asset management expertise across all asset classes

  o time-tested money management process for pursuing consistent results

  o full spectrum of investment products backed by MFS Original Research(R)

  o resources and services that match real-life needs

TURNING INFORMATION INTO OPPORTUNITY

Sound investments begin with sound information. MFS has been doing its own research and analyzing findings in-house for decades. The process we use to uncover opportunity is called MFS Original Research(R).

MFS ORIGINAL RESEARCH INVOLVES:

  o meeting with the management of 3,000 companies each year to assess their business plans and the managers' ability to execute those plans

  o making onsite visits to more than 2,000 companies annually to gain first-hand knowledge of their operations and products

  o analyzing financial statements and balance sheets

  o talking extensively with companies' customers and competitors

  o developing our own proprietary estimates of companies' earnings

--------------------------------------------------------------------------------
MANAGEMENT REVIEW
--------------------------------------------------------------------------------

MARKET OVERVIEW

Throughout the period, the bond market was influenced by interest rate cuts in the United States and Europe, near record-low mortgage rates, and a weak U.S. dollar.

One major result of these conditions was that investors showed reinvigorated interest in U.S. corporate bonds of all quality levels and less interest in government securities. In our view, the interest in corporate bonds was sparked by the historically low yields offered by U.S. Treasury securities, improvement in the balance-sheet quality of corporate issuers, and increased investor confidence. (Principal value and interest on Treasury securities are guaranteed by the U.S. government if held to maturity.)

These factors helped put a drag on the relative performance of government securities. Over the last three months of the period (i.e., the second quarter of 2003), all fixed-income sectors outperformed Treasuries, except for mortgage-backed securities, which were negatively effected by market conditions outlined below.

DETRACTORS FROM PERFORMANCE

There were two main factors that contributed to the portfolio's underperformance. The leading detractor was our position in collateralized mortgage obligations (CMOs). With Treasury yields at historic lows, we felt that Treasuries offered little value for investors and we sought alternatives that could offer yields above Treasury rates. CMOs were purchased for their incremental yield advantage to Treasuries and their extension protection versus higher interest rates. However, mortgage rates remained extremely low throughout the period, leading to an environment for refinancing that went beyond our expectations. With these lower mortgage rates and a spate of refinancing came a boom in prepayments. Ultimately, the position in CMOs created less principle protection than anticipated and was a detriment to the portfolio's performance.

We also witnessed over the period an unanticipated steepening of the yield curve. It was already historically steep, and we positioned the portfolio in anticipation that it would flatten over the period.

In general, the fund's duration, which measures a portfolio's sensitivity to interest-rate changes, was on the low-risk end during the period, and we were pleased with the long-term positioning of the fund as of June 30th. However, these factors have had a negative impact on the portfolio's performance in the short term.

CONTRIBUTORS TO PERFORMANCE

The major contributor to the fund's performance over the period was our position in longer-term Treasury notes and U.S. agency debentures. Yields declined over the period and the spread between agency and Treasury securities narrowed.

A secondary contributor to performance was our position in 15-year mortgage pass-through securities. Prepayment rates were lower for these issues and returns were slightly higher than U.S treasury securities.

/s/ D. Richard Smith

    D. Richard Smith
    Portfolio Manager

The opinions expressed in this report are those of the Portfolio Manager and are current only through the end of the period of the report as stated on the cover. These views are subject to change at any time based on market and other conditions, and no forecasts can be guaranteed.

--------------------------------------------------------------------------------
PERFORMANCE SUMMARY THROUGH 6/30/03
--------------------------------------------------------------------------------

Because mutual funds are designed for investors with long-term goals, we have provided cumulative results as well as the average annual total returns for the applicable time periods. Performance results reflect the percentage change in net asset value, including the reinvestment of any dividends and capital gains distributions. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. (See Notes to Performance Summary.)

TOTAL RETURNS

Average annual
without sales charge

                   Class
     Share       inception
     class         date        6-mo      1-yr      3-yr       5-yr       10-yr

       A          9/26/88       --       3.87%     6.05%      5.38%      4.94%
  ----------------------------------------------------------------------------
       B           9/7/93       --       3.08%     5.26%      4.56%      4.09%
  ----------------------------------------------------------------------------
       C           8/1/94       --       3.00%     5.15%      4.47%      4.13%
  ----------------------------------------------------------------------------
       I           1/2/97       --       5.37%     6.88%      5.92%      5.23%

  Comparative benchmarks

  Average annual

  Average short-term
  U.S. government fund+       1.10%      3.99%     6.00%      5.26%      5.17%
  ----------------------------------------------------------------------------
  Lehman Brothers One-to-
  Three Year Government
  Index#                      1.44%     4.88%     7.02%      6.19%      5.88%

  Periods less than one year are actual, not annualized.

Average annual
with sales charge

     Share
     class                     6-mo     1-yr      3-yr      5-yr       10-yr

       A                        --       1.27%     5.16%      4.85%      4.67%
  ----------------------------------------------------------------------------
       B                        --      -0.91%     4.35%      4.23%      4.09%
  ----------------------------------------------------------------------------
       C                        --       2.01%     5.15%      4.47%      4.13%

I class shares do not have a sales charge. Please see Notes to Performance Summary for more details.

Cumulative
without sales charge

       A                       0.76%     3.87%    19.28%     29.98%     61.96%
  ----------------------------------------------------------------------------
       B                       0.37%     3.08%    16.61%     24.99%     49.29%
  ----------------------------------------------------------------------------
       C                       0.32%     3.00%    16.26%     24.46%     49.87%
  ----------------------------------------------------------------------------
       I                       1.21%     5.37%    22.09%     33.30%     66.45%

Periods less than one year are actual, not annualized.
+ Source: Lipper Inc., an independent firm that reports mutual fund performance. # Source: Standard & Poor's Micropal, Inc.

INDEX DEFINITION

LEHMAN BROTHERS ONE- TO THREE-YEAR GOVERNMENT INDEX - measures the performance of the short-term (1 to 3 years) government bond market.

It is not possible to invest directly in an index.

NOTES TO PERFORMANCE SUMMARY

Class A results, including sales charge, reflects the deduction of the maximum 2.50% sales charge. Class B results, including sales charge, reflects the deduction of the applicable contingent deferred sales charge (CDSC), which declines over six years from 4% to 0%. Class C results, including sales charge, redeemed within one year from the end of the calendar month of purchase reflects the deduction of the 1% CDSC. Class I shares have no sales charges and are available only to certain investors.

Performance for share classes offered after Class A shares includes the performance of the fund's Class A shares for periods prior to their offering. Blended class performance has been adjusted to take into account differences in sales loads, if any, applicable to these share classes, but has not been adjusted to take into account differences in class specific operating expenses (such as Rule 12b-1 fees). Compared to performance these share classes would have experienced had they been offered for the entire period, the use of blended performance generally results in higher performance for share classes with higher operating expenses than the initial share class, and lower performance for share classes with lower operating expenses than the initial share class.

All performance results reflect any applicable expense subsidies and waivers in effect during the periods shown; without these, the results would have been less favorable. See the prospectus and financial statements for details. All results are historical and assume the reinvestment of dividends and capital gains.

INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, AND SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS, AND THE PERFORMANCE SHOWN DOES NOT REFLECT THE DEDUCTION OF TAXES, IF ANY, THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

MARKET VOLATILITY CAN SIGNIFICANTLY AFFECT SHORT-TERM PERFORMANCE, AND MORE RECENT RETURNS MAY BE DIFFERENT FROM THOSE SHOWN. VISIT WWW.MFS.COM FOR MORE CURRENT PERFORMANCE RESULTS.

KEY RISK CONSIDERATIONS

Government guarantees apply to the underlying securities only and not to the prices and yields of the portfolio.

The portfolio may invest in mortgage-backed securities, which during times of fluctuating interest rates, may increase or decrease more than other fixed-income securities.

These risks may increase share price volatility. Please see the prospectus for further information regarding these and other risk considerations.

This report is prepared for the general information of shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

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PORTFOLIO OF INVESTMENTS (unaudited ) - 6/30/2003
---------------------------------------------------------------------------------------------------

The Portfolio of Investments is a list of all securities owned by your fund. It is categorized by broad-based asset classes.

Bonds - 96.7%
---------------------------------------------------------------------------------------------------
                                                           PRINCIPAL AMOUNT
ISSUER                                                      (000 Omitted)                   $ VALUE
---------------------------------------------------------------------------------------------------
U.S. Bonds - 96.7%
---------------------------------------------------------------------------------------------------
U.S. Treasury Obligations - 22.5%
---------------------------------------------------------------------------------------------------
U.S. Treasury Bonds, 3s, 2007                                        $15,500            $15,988,002
---------------------------------------------------------------------------------------------------
U.S. Treasury Notes, 7.25s, 2004                                      10,200             10,903,239
---------------------------------------------------------------------------------------------------
U.S. Treasury Notes, 5.875s, 2005                                      5,000              5,517,385
---------------------------------------------------------------------------------------------------
U.S. Treasury Notes, 6.5s, 2005                                       45,000             49,862,115
---------------------------------------------------------------------------------------------------
U.S. Treasury Notes, 6.75s, 2005                                      27,450             30,230,383
---------------------------------------------------------------------------------------------------
U.S. Treasury Notes, 7.5s, 2005                                       25,000             27,531,250
---------------------------------------------------------------------------------------------------
U.S. Treasury Notes, 7s, 2006                                         10,000             11,557,810
---------------------------------------------------------------------------------------------------
U.S. Treasury Notes, 6.125s, 2007                                     22,850             26,431,920
---------------------------------------------------------------------------------------------------
U.S. Treasury Notes, 3s, 2008                                          4,000              4,116,092
---------------------------------------------------------------------------------------------------
                                                                                       $182,138,196
---------------------------------------------------------------------------------------------------
U.S. Government Agencies - 63.6%
---------------------------------------------------------------------------------------------------
Federal Home Loan Bank, 6.875s, 2005                                 $15,000            $16,273,740
---------------------------------------------------------------------------------------------------
Federal Home Loan Bank, 2.5s, 2006                                    26,000             26,531,388
---------------------------------------------------------------------------------------------------
Federal Home Loan Bank, 5.125s, 2006                                  15,000             16,330,710
---------------------------------------------------------------------------------------------------
Federal Home Loan Bank, 4.5s, 2008                                    10,400             10,424,448
---------------------------------------------------------------------------------------------------
Federal Home Loan Bank, 4.25s, 2009                                    7,765              7,764,368
---------------------------------------------------------------------------------------------------
Federal Home Loan Bank, 4.5s, 2009                                    15,000             15,247,915
---------------------------------------------------------------------------------------------------
Federal Home Loan Bank, 4.5s, 2010                                    32,064             32,375,265
---------------------------------------------------------------------------------------------------
Federal Home Loan Bank, 1.61s, 2026                                   15,000             15,025,781
---------------------------------------------------------------------------------------------------
Federal Home Loan Bank, 6s, 2030                                      12,466             12,650,571
---------------------------------------------------------------------------------------------------
Federal Home Loan Bank, 1.63s, 2031                                   14,115             14,150,306
---------------------------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp., 4.5s, 2008                           4,845              4,987,883
---------------------------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp., 5.5s, 2009                          12,637             12,683,521
---------------------------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp., 5s, 2011                             2,878              2,888,877
---------------------------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp., 7.5s, 2015                           3,267              3,485,471
---------------------------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp., 6s, 2016                            16,434             17,091,203
---------------------------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp., 6s, 2017                             7,256              7,545,765
---------------------------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp., 5s, 2022                             3,219              3,219,314
---------------------------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp., 4.313s, 2032                        13,519             13,858,310
---------------------------------------------------------------------------------------------------
Federal National Mortgage Assn., 6.5s, 2004                           19,200             20,342,112
---------------------------------------------------------------------------------------------------
Federal National Mortgage Assn., 7s, 2005                             31,000             34,446,580
---------------------------------------------------------------------------------------------------
Federal National Mortgage Assn., 7.125s, 2005                        $15,500            $16,951,001
---------------------------------------------------------------------------------------------------
Federal National Mortgage Assn., 6.65s, 2008                           7,296              7,806,217
---------------------------------------------------------------------------------------------------
Federal National Mortgage Assn., 5.5s, 2014                           16,708             17,440,059
---------------------------------------------------------------------------------------------------
Federal National Mortgage Assn., 7s, 2015                              3,946              4,198,392
---------------------------------------------------------------------------------------------------
Federal National Mortgage Assn., 6.5s, 2016                            5,520              5,823,671
---------------------------------------------------------------------------------------------------
Federal National Mortgage Assn., 7s, 2016                              6,474              6,886,517
---------------------------------------------------------------------------------------------------
Federal National Mortgage Assn., 5.5s, 2017                           12,835             13,332,815
---------------------------------------------------------------------------------------------------
Federal National Mortgage Assn., 6s, 2017                             14,928             15,581,241
---------------------------------------------------------------------------------------------------
Federal National Mortgage Assn., 6.5s, 2017                           13,531             14,274,417
---------------------------------------------------------------------------------------------------
Federal National Mortgage Assn., 5s, 2018                             60,000             61,968,720
---------------------------------------------------------------------------------------------------
Federal National Mortgage Assn., 5.5s, 2018                            9,083              9,435,960
---------------------------------------------------------------------------------------------------
Federal National Mortgage Assn., 4.518s, 2031                          8,789              9,078,751
---------------------------------------------------------------------------------------------------
Federal National Mortgage Assn., 3.556s, 2033                         10,481             10,713,787
---------------------------------------------------------------------------------------------------
Federal National Mortgage Assn., 3.611s, 2033                          7,526              7,703,122
---------------------------------------------------------------------------------------------------
Federal National Mortgage Assn., 3.778s, 2033                         10,000             10,168,750
---------------------------------------------------------------------------------------------------
Federal National Mortgage Assn., 3.832s, 2033                          9,558              9,740,340
---------------------------------------------------------------------------------------------------
Government National Mortgage Assn., 9s, 2004                              63                 67,193
---------------------------------------------------------------------------------------------------
Government National Mortgage Assn., 9s, 2005                             171                184,477
---------------------------------------------------------------------------------------------------
Government National Mortgage Assn., 9s, 2006                              91                 99,751
---------------------------------------------------------------------------------------------------
Government National Mortgage Assn., 9s, 2007                              98                108,656
---------------------------------------------------------------------------------------------------
Government National Mortgage Assn., 8.5s, 2010                           419                464,936
---------------------------------------------------------------------------------------------------
Government National Mortgage Assn., 5.204s, 2014                       1,093              1,164,972
---------------------------------------------------------------------------------------------------
Government National Mortgage Assn., 8s, 2015                             278                299,783
---------------------------------------------------------------------------------------------------
Government National Mortgage Assn., 5s, 2032                           3,826              3,906,880
---------------------------------------------------------------------------------------------------
                                                                                       $514,723,936
---------------------------------------------------------------------------------------------------

Residential Mortgage-Backed - 10.6%
---------------------------------------------------------------------------------------------------
Ameriquest Mortgage Securities, Inc., 3.027s, 2033                   $10,500            $10,637,463
---------------------------------------------------------------------------------------------------
Bear Stearns ARM Trust, 3.545s, 2033                                  15,000             15,187,299
---------------------------------------------------------------------------------------------------
Countrywide Home Loans, 6s, 2017                                       3,502              3,514,425
---------------------------------------------------------------------------------------------------
Impac CMB Trust, 1.63s, 2033                                          10,000             10,000,000
---------------------------------------------------------------------------------------------------
Thornburg Mortgage Securities Trust, 1.375s, 2043                     14,002             14,020,195
---------------------------------------------------------------------------------------------------
Washington Mutual, 6s, 2017                                            1,754              1,769,086
---------------------------------------------------------------------------------------------------
Washington Mutual, 2.828s, 2033                                       15,000             15,095,493
---------------------------------------------------------------------------------------------------
Washington Mutual, 3.112s, 2033                                        8,000              8,037,912
---------------------------------------------------------------------------------------------------
Wells Fargo MBS Trust, 5.75s, 2017                                     7,958              8,097,028
---------------------------------------------------------------------------------------------------
                                                                                        $86,358,901
---------------------------------------------------------------------------------------------------
Total Bonds (Identified Cost, $775,417,417)                                            $783,221,033
---------------------------------------------------------------------------------------------------

Repurchase Agreement - 9.8%
---------------------------------------------------------------------------------------------------
Merrill Lynch, dated 06/30/03, due 07/01/03, total to be
received $79,168,529 (secured by various U.S. Treasury
and Federal Agency obligations in a jointly traded
account), at Cost                                                    $79,166            $79,166,000
---------------------------------------------------------------------------------------------------

Collateral for Securities Loaned - 18.6%
---------------------------------------------------------------------------------------------------
ISSUER                                                                SHARES                $ VALUE
---------------------------------------------------------------------------------------------------
Navigator Securities Lending Prime Portfolio,
at Amortized Cost                                                151,029,349           $151,029,349
---------------------------------------------------------------------------------------------------
Total Investments (Identified Cost, $1,005,612,766)                                  $1,013,416,382
---------------------------------------------------------------------------------------------------

Other Assets, Less Liabilities - (25.1)%                                               (203,609,096)
---------------------------------------------------------------------------------------------------
Net Assets - 100.0%                                                                    $809,807,286
---------------------------------------------------------------------------------------------------

See notes to financial statements.

---------------------------------------------------------------------------------------------------
FINANCIAL STATEMENTS        STATEMENT OF ASSETS AND LIABILITIES (unaudited)
---------------------------------------------------------------------------------------------------

This statement represents your fund's balance sheet, which details the assets and liabilities composing the total value of your fund.

AT 6/30/03

ASSETS

Investments, at value, including $148,047,976 of
securities on loan (identified cost, $1,005,612,766)        $1,013,416,382
---------------------------------------------------------------------------------------------------
Cash                                                                   279
---------------------------------------------------------------------------------------------------
Receivable for fund shares sold                                  4,614,529
---------------------------------------------------------------------------------------------------
Interest receivable                                             10,465,530
---------------------------------------------------------------------------------------------------
Other assets                                                         1,590
---------------------------------------------------------------------------------------------------
Total assets                                                                         $1,028,498,310
---------------------------------------------------------------------------------------------------

LIABILITIES

Distributions payable                                           $2,405,588
---------------------------------------------------------------------------------------------------
Payable for TBA purchase commitments                            62,126,172
---------------------------------------------------------------------------------------------------
Payable for fund shares reacquired                               2,785,981
---------------------------------------------------------------------------------------------------
Collateral for securities loaned, at value                     151,029,349
---------------------------------------------------------------------------------------------------
Payable to affiliates
---------------------------------------------------------------------------------------------------
  Management fee                                                    26,591
---------------------------------------------------------------------------------------------------
  Shareholder servicing agent fee                                    7,313
---------------------------------------------------------------------------------------------------
  Distribution and service fee                                     138,694
---------------------------------------------------------------------------------------------------
  Administrative fee                                                 1,163
---------------------------------------------------------------------------------------------------
Accrued expenses and other liabilities                             170,173
---------------------------------------------------------------------------------------------------
Total liabilities                                                                      $218,691,024
---------------------------------------------------------------------------------------------------
Net assets                                                                             $809,807,286
---------------------------------------------------------------------------------------------------

NET ASSETS CONSIST OF

Paid-in capital                                               $833,743,237
---------------------------------------------------------------------------------------------------
Unrealized appreciation on investments                           7,803,616
---------------------------------------------------------------------------------------------------
Accumulated net realized loss on investments                   (23,687,391)
---------------------------------------------------------------------------------------------------
Accumulated distributions in excess of net investment
income                                                          (8,052,176)
---------------------------------------------------------------------------------------------------
Net assets                                                                             $809,807,286
---------------------------------------------------------------------------------------------------
Shares of beneficial interest outstanding                                                97,288,622
---------------------------------------------------------------------------------------------------

Class A shares

  Net assets                                                  $374,892,864
---------------------------------------------------------------------------------------------------
  Shares outstanding                                            44,920,120
---------------------------------------------------------------------------------------------------
  Net asset value per share                                                                   $8.35
---------------------------------------------------------------------------------------------------
  Offering price per share (100/97.5X$8.35)                                                   $8.56
---------------------------------------------------------------------------------------------------

Class B shares

  Net assets                                                  $269,732,141
---------------------------------------------------------------------------------------------------
  Shares outstanding                                            32,432,162
---------------------------------------------------------------------------------------------------
  Net asset value and offering price per share                                                $8.32
---------------------------------------------------------------------------------------------------

Class C shares

  Net assets                                                  $165,182,260
---------------------------------------------------------------------------------------------------
  Shares outstanding                                            19,936,337
---------------------------------------------------------------------------------------------------
  Net asset value and offering price per share                                                $8.29
---------------------------------------------------------------------------------------------------

Class I shares

  Net assets                                                           $21
---------------------------------------------------------------------------------------------------
  Shares outstanding                                                 2.471
---------------------------------------------------------------------------------------------------
  Net asset value, offering price, and redemption price
  per share                                                                                   $8.50
---------------------------------------------------------------------------------------------------

On sales of $50,000 or more, the offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B and Class C shares.

See notes to financial statements.

--------------------------------------------------------------------------------------------------
FINANCIAL STATEMENTS        STATEMENT OF OPERATIONS (unaudited)
--------------------------------------------------------------------------------------------------

This statement describes how much your fund received in investment income and paid in expenses.
It also describes any gains and/or losses generated by fund operations.

FOR SIX MONTHS ENDED 6/30/03

NET INVESTMENT INCOME

Income
--------------------------------------------------------------------------------------------------
  Interest income                                                 $13,151,446
--------------------------------------------------------------------------------------------------
Expenses
--------------------------------------------------------------------------------------------------
  Management fee                                                   $1,646,044
--------------------------------------------------------------------------------------------------
  Trustees' compensation                                               11,341
--------------------------------------------------------------------------------------------------
  Shareholder servicing agent fee                                     432,270
--------------------------------------------------------------------------------------------------
  Distribution and service fee (Class A)                              290,361
--------------------------------------------------------------------------------------------------
  Distribution and service fee (Class B)                            1,283,653
--------------------------------------------------------------------------------------------------
  Distribution and service fee (Class C)                              792,116
--------------------------------------------------------------------------------------------------
  Administrative fee                                                   72,014
--------------------------------------------------------------------------------------------------
  Custodian fee                                                       134,872
--------------------------------------------------------------------------------------------------
  Printing                                                             33,129
--------------------------------------------------------------------------------------------------
  Postage                                                              19,086
--------------------------------------------------------------------------------------------------
  Auditing fees                                                        14,351
--------------------------------------------------------------------------------------------------
  Legal fees                                                           17,684
--------------------------------------------------------------------------------------------------
  Miscellaneous                                                       279,458
--------------------------------------------------------------------------------------------------
Total expenses                                                     $5,026,379
--------------------------------------------------------------------------------------------------
  Fees paid indirectly                                                (21,097)
--------------------------------------------------------------------------------------------------
Net expenses                                                                            $5,005,282
--------------------------------------------------------------------------------------------------
Net investment income                                                                   $8,146,164
--------------------------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS

Realized gain (identified cost basis)
--------------------------------------------------------------------------------------------------
  Investment transactions                                          $2,503,132
--------------------------------------------------------------------------------------------------
Change in unrealized depreciation
--------------------------------------------------------------------------------------------------
  Investments                                                     $(6,242,849)
--------------------------------------------------------------------------------------------------
Net realized and unrealized loss on investments                                        $(3,739,717)
--------------------------------------------------------------------------------------------------
Increase in net assets from operations                                                  $4,406,447
--------------------------------------------------------------------------------------------------

See notes to financial statements.

-------------------------------------------------------------------------------------------------------
FINANCIAL STATEMENTS        STATEMENT OF CHANGES IN NET ASSETS
-------------------------------------------------------------------------------------------------------

This statement describes the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

                                                                SIX MONTHS                  YEAR
                                                                  ENDED                    ENDED
                                                                 6/30/03                  12/31/02
                                                               (UNAUDITED)

OPERATIONS

Net investment income                                               $8,146,164              $18,425,934
-------------------------------------------------------------------------------------------------------
Net realized gain on investments                                     2,503,132                5,986,718
-------------------------------------------------------------------------------------------------------
Net unrealized gain (loss) on investments                           (6,242,849)               7,846,794
---------------------------------------------------------------   ------------             ------------
Increase in net assets from operations                              $4,406,447              $32,259,446
---------------------------------------------------------------   ------------             ------------

DISTRIBUTIONS DECLARED TO SHAREHOLDERS

From net investment income (Class A)                               $(8,070,747)            $(10,930,716)
-------------------------------------------------------------------------------------------------------
From net investment income (Class B)                                (4,697,718)              (4,773,193)
-------------------------------------------------------------------------------------------------------
From net investment income (Class C)                                (2,620,366)              (2,722,021)
-------------------------------------------------------------------------------------------------------
From net investment income (Class I)                                        (2)                      (4)
-------------------------------------------------------------------------------------------------------
In excess of net investment income (Class A)                                --               (3,805,932)
-------------------------------------------------------------------------------------------------------
In excess of net investment income (Class B)                                --               (1,661,963)
-------------------------------------------------------------------------------------------------------
In excess of net investment income (Class C)                                --                 (947,772)
-------------------------------------------------------------------------------------------------------
In excess of net investment income (Class I)                                --                       (1)
---------------------------------------------------------------   ------------             ------------
Total distributions declared to shareholders                      $(15,388,833)            $(24,841,602)
---------------------------------------------------------------   ------------             ------------
Net increase in net assets from fund share transactions             $9,819,022             $330,754,629
---------------------------------------------------------------   ------------             ------------
Total increase (decrease) in net assets                            $(1,163,364)            $338,172,473
---------------------------------------------------------------   ------------             ------------

NET ASSETS

At beginning of period                                            $810,970,650             $472,798,177
-------------------------------------------------------------------------------------------------------
At end of period (including accumulated distributions in
excess of net investment income of $8,052,176 and
$809,507, respectively)                                           $809,807,286             $810,970,650
-------------------------------------------------------------------------------------------------------


See notes to financial statements.

-------------------------------------------------------------------------------------------------------------------------------
FINANCIAL STATEMENTS        FINANCIAL HIGHLIGHTS
-------------------------------------------------------------------------------------------------------------------------------

The financial highlights table is intended to help you understand the fund's financial performance for the semiannual period and the past 5 fiscal years (or, if shorter, the period of the fund's operation). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund (assuming reinvestment of all distributions).

                                    SIX MONTHS                                       YEAR ENDED 12/31
                                      ENDED            ------------------------------------------------------------------------
                                     6/30/03               2002            2001            2000           1999          1998
CLASS A                            (UNAUDITED)

Net asset value, beginning of
period                                $8.46             $8.35           $8.24           $8.14            $8.42           $8.40
-------------------------------------------------------------------------------------------------------------------------------

INCOME FROM INVESTMENT
OPERATIONS#(S)

 Net investment income                $0.10             $0.28           $0.40           $0.50            $0.48           $0.50
-------------------------------------------------------------------------------------------------------------------------------
 Net realized and unrealized
 gain (loss) on investments           (0.04)             0.19            0.17            0.10            (0.29)           0.02
-----------------------------------  ------            ------          ------          ------           ------          ------
Total from investment
operations                            $0.06             $0.47           $0.57           $0.60            $0.19           $0.52
-----------------------------------  ------            ------          ------          ------           ------          ------

LESS DISTRIBUTIONS DECLARED
TO SHAREHOLDERS

 From net investment income          $(0.17)           $(0.27)         $(0.40)         $(0.50)          $(0.47)         $(0.50)
-------------------------------------------------------------------------------------------------------------------------------
 In excess of net investment
 income                                  --             (0.09)          (0.06)             --               --              --
-----------------------------------  ------            ------          ------          ------           ------          ------
 Total distributions declared
 to shareholders                     $(0.17)           $(0.36)         $(0.46)         $(0.50)          $(0.47)         $(0.50)
-----------------------------------  ------            ------          ------          ------           ------          ------
Net asset value, end
of period                             $8.35             $8.46           $8.35           $8.24            $8.14           $8.42
-----------------------------------  ------            ------          ------          ------           ------          ------
Total return (%)(+)                    0.76++            5.76            7.00            7.57             2.31            6.34
-------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) TO AVERAGE NET
ASSETS AND SUPPLEMENTAL DATA:

Expenses##                             0.79+             0.79            0.81            0.81             0.81            0.84
-------------------------------------------------------------------------------------------------------------------------------
Net investment income(S)               2.42+             3.30            4.79            6.15             5.76            5.95
-------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                   85               144             100             152              165             368
-------------------------------------------------------------------------------------------------------------------------------
Net assets at end of period
(000 Omitted)                      $374,893          $396,984        $279,688        $185,701         $191,955        $215,877
-------------------------------------------------------------------------------------------------------------------------------
(S)  As required, effective January 1, 2001, the fund adopted the provisions of the AICPA Audit and Accounting Guide for
     Investment Companies and began amortizing premium on debt securities. The effect of this change for the year ended December
     31, 2001 was to decrease net investment income per share by $0.04, increase net realized and unrealized gains and losses per share by $0.04, and decrease the ratio of net investment income to average net assets by 0.44%. Per share, ratios, and supplemental data for periods prior to January 1, 2001 have not been restated to reflect this change in presentation.
  +  Annualized.
 ++  Not annualized.
  #  Per share data are based on average shares outstanding.
 ##  Ratios do not reflect reductions from fees paid indirectly.
(+)  Total returns for Class A shares do not include the applicable sales charge. If the charge had been included, the results would have been lower.

See notes to financial statements.

Financial Highlights - continued

                                       SIX MONTHS                                     YEAR ENDED 12/31
                                         ENDED            --------------------------------------------------------------------
                                        6/30/03             2002           2001           2000            1999           1998
CLASS B                               (UNAUDITED)

Net asset value, beginning of
period                                   $8.43             $8.33           $8.22          $8.12           $8.40          $8.39
-------------------------------------------------------------------------------------------------------------------------------

INCOME FROM INVESTMENT
OPERATIONS#(S)

 Net investment income                   $0.07             $0.20           $0.33          $0.43           $0.41          $0.43
-------------------------------------------------------------------------------------------------------------------------------
 Net realized and unrealized gain
 (loss) on investments                   (0.04)             0.20            0.17           0.10           (0.29)          0.01
------------------------------------   -------            ------          ------         ------          ------         ------
Total from investment operations         $0.03             $0.40           $0.50          $0.53           $0.12          $0.44
------------------------------------   -------            ------          ------         ------          ------         ------

LESS DISTRIBUTIONS DECLARED
TO SHAREHOLDERS

 From net investment income             $(0.14)           $(0.22)         $(0.33)        $(0.43)         $(0.40)        $(0.43)
-------------------------------------------------------------------------------------------------------------------------------
 In excess of net investment
 income                                     --             (0.08)          (0.06)            --              --             --
------------------------------------   -------            ------          ------         ------          ------         ------
 Total distributions declared to
 shareholders                           $(0.14)           $(0.30)         $(0.39)        $(0.43)         $(0.40)        $(0.43)
------------------------------------   -------            ------          ------         ------          ------         ------
Net asset value, end
of period                                $8.32             $8.43           $8.33          $8.22           $8.12          $8.40
------------------------------------   -------            ------          ------         ------          ------         ------
Total return (%)                          0.37++            4.84            6.20           6.77            1.50           5.43
-------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) TO AVERAGE NET ASSETS
AND SUPPLEMENTAL DATA:

Expenses##                                1.57+             1.57            1.59           1.58            1.61           1.60
-------------------------------------------------------------------------------------------------------------------------------
Net investment income(S)                  1.63+             2.47            3.99           5.39            4.96           5.17
-------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                      85               144             100            152             165            368
-------------------------------------------------------------------------------------------------------------------------------
Net assets at end of period
(000 Omitted)                         $269,732          $265,693        $121,405        $58,004         $71,472        $68,867
-------------------------------------------------------------------------------------------------------------------------------
(S)  As required, effective January 1, 2001, the fund adopted the provisions of the AICPA Audit and Accounting Guide for
     Investment Companies and began amortizing premium on debt securities. The effect of this change for the year ended
     December 31, 2001 was to decrease net investment income per share by $0.04, increase net realized and unrealized gains and losses per share by $0.04, and decrease the ratio of net investment income to average net assets by 0.44%. Per share, ratios, and supplemental data for periods prior to January 1, 2001 have not been restated to reflect this change in presentation.
  +  Annualized.
 ++  Not annualized.
  #  Per share data are based on average shares outstanding.
 ##  Ratios do not reflect reductions from fees paid indirectly.

See notes to financial statements.

Financial Highlights - continued

                                        SIX MONTHS                                     YEAR ENDED 12/31
                                          ENDED            --------------------------------------------------------------------
                                         6/30/03            2002           2001           2000            1999           1998
CLASS C                                (UNAUDITED)

Net asset value, beginning of
period                                    $8.40             $8.30          $8.19          $8.09           $8.38          $8.37
-------------------------------------------------------------------------------------------------------------------------------

INCOME FROM INVESTMENT
OPERATIONS#(S)

 Net investment income                    $0.06             $0.20          $0.31          $0.42           $0.41          $0.43
-------------------------------------------------------------------------------------------------------------------------------
 Net realized and unrealized gain
 (loss) on investments                    (0.03)             0.19           0.18           0.10           (0.30)          0.01
-------------------------------------   -------            ------         ------         ------          ------         ------
Total from investment operations          $0.03             $0.39          $0.49          $0.52           $0.11          $0.44
-------------------------------------   -------            ------         ------         ------          ------         ------

LESS DISTRIBUTIONS DECLARED
TO SHAREHOLDERS

 From net investment income              $(0.14)           $(0.22)        $(0.31)        $(0.42)         $(0.40)        $(0.43)
-------------------------------------------------------------------------------------------------------------------------------
 In excess of net investment
 income                                      --             (0.07)         (0.07)            --              --             --
-------------------------------------   -------            ------         ------         ------          ------         ------
 Total distributions declared to
 shareholders                            $(0.14)           $(0.29)        $(0.38)        $(0.42)         $(0.40)        $(0.43)
-------------------------------------   -------            ------         ------         ------          ------         ------
Net asset value, end
of period                                 $8.29             $8.40          $8.30          $8.19           $8.09          $8.38
-------------------------------------   -------            ------         ------         ------          ------         ------
Total return (%)                           0.32++            4.79           6.14           6.71            1.33           5.35
-------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) TO AVERAGE NET ASSETS
AND SUPPLEMENTAL DATA:

Expenses##                                 1.64+             1.64           1.66           1.66            1.66           1.69
-------------------------------------------------------------------------------------------------------------------------------
Net investment income(S)                   1.52+             2.39           3.80           5.31            4.91           5.10
-------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                       85               144            100            152             165            368
-------------------------------------------------------------------------------------------------------------------------------
Net assets at end of period (000
Omitted)                               $165,182          $148,294        $71,705        $19,769         $23,642        $24,286
-------------------------------------------------------------------------------------------------------------------------------
(S)  As required, effective January 1, 2001, the fund adopted the provisions of the AICPA Audit and Accounting Guide for
     Investment Companies and began amortizing premium on debt securities. The effect of this change for the year ended
     December 31, 2001 was to decrease net investment income per share by $0.04, increase net realized and unrealized gains and losses per share by $0.04, and decrease the ratio of net investment income to average net assets by 0.44%. Per share, ratios, and supplemental data for periods prior to January 1, 2001 have not been restated to reflect this change in presentation.
  +  Annualized.
 ++  Not annualized.
  #  Per share data are based on average shares outstanding.
 ##  Ratios do not reflect reductions from fees paid directly.

See notes to financial statements.

Financial Highlights - continued

                                    SIX MONTHS                                      YEAR ENDED 12/31
                                      ENDED          -------------------------------------------------------------------------
                                     6/30/03          2002            2001             2000             1999             1998
CLASS I                            (UNAUDITED)

Net asset value, beginning of
period                               $8.58           $8.36            $8.24            $8.12            $8.40            $8.40
-------------------------------------------------------------------------------------------------------------------------------

INCOME FROM INVESTMENT
OPERATIONS#(S)

 Net investment income               $0.17           $0.36            $0.43            $0.50            $0.51            $0.46
-------------------------------------------------------------------------------------------------------------------------------
 Net realized and unrealized
 gain (loss) on investments          (0.07)           0.23             0.16             0.12            (0.31)            0.05
---------------------------------  -------          ------           ------           ------           ------           ------
Total from investment
operations                           $0.10           $0.59            $0.59            $0.62            $0.20            $0.51
---------------------------------  -------          ------           ------           ------           ------           ------

LESS DISTRIBUTIONS DECLARED
TO SHAREHOLDERS

 From net investment income         $(0.18)         $(0.27)          $(0.43)          $(0.50)          $(0.48)          $(0.51)
-------------------------------------------------------------------------------------------------------------------------------
 In excess of net investment
 income                                 --           (0.10)           (0.04)              --               --               --
---------------------------------  -------          ------           ------           ------           ------           ------
 Total distributions declared
 to shareholders                    $(0.18)         $(0.37)          $(0.47)          $(0.50)          $(0.48)          $(0.51)
---------------------------------  -------          ------           ------           ------           ------           ------
Net asset value, end
of period                            $8.50           $8.58            $8.36            $8.24            $8.12            $8.40
---------------------------------  -------          ------           ------           ------           ------           ------
Total return (%)                      1.21++          7.26             7.29             8.00             2.46             6.25
-------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) TO AVERAGE NET
ASSETS AND SUPPLEMENTAL DATA:

Expenses##                            0.64+           0.64             0.66             0.66             0.66             0.66
-------------------------------------------------------------------------------------------------------------------------------
Net investment income(S)              3.81+           4.10             5.13             6.30             5.91             6.23
-------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                  85             144              100              152              165              368
-------------------------------------------------------------------------------------------------------------------------------
Net assets at end of period
(000 Omitted)                          $--+++          $--+++           $--+++           $--+++           $--+++          $185
-------------------------------------------------------------------------------------------------------------------------------
(S)  As required, effective January 1, 2001, the fund adopted the provisions of the AICPA Audit and Accounting Guide for
     Investment Companies and began amortizing premium on debt securities. The effect of this change for the year ended December
     31, 2001 was to decrease net investment income per share by $0.04, increase net realized and unrealized gains and losses per share by $0.04, and decrease the ratio of net investment income to average net assets by 0.44%. Per share, ratios, and supplemental data for periods prior to January 1, 2001 have not been restated to reflect this change in presentation.
  +  Annualized.
 ++  Not annualized.
+++  Net assets were less than $500.
  #  Per share data are based on average shares outstanding.
 ##  Ratios do not reflect reductions from fees paid indirectly.

See notes to financial statements.

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (unaudited)
--------------------------------------------------------------------------------

(1) BUSINESS AND ORGANIZATION

MFS Government Limited Maturity Fund (the fund) is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end diversified management investment company.

(2) SIGNIFICANT ACCOUNTING POLICIES

GENERAL - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

INVESTMENT VALUATIONS - Bonds and other fixed income securities (other than short-term obligations) of U.S. issuers in the fund's portfolio are valued at an evaluated bid price on the basis of quotes from brokers and dealers or on the basis of valuations furnished by a pricing service. Prices obtained from pricing services utilize both dealer-supplied valuations and electronic data processing techniques which take into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data without exclusive reliance upon quoted prices or exchange or over-the-counter prices, since such valuations are believed to reflect more accurately the fair value of such securities. Short-term obligations in the fund's portfolio are valued at amortized cost, which constitutes fair value as determined by the Board of Trustees. Short-term obligations with a remaining maturity in excess of 60 days will be valued upon dealer supplied valuations. Portfolio investments for which market quotations are not readily available, or whose values have been materially affected by events occurring after the close of their primary markets, are valued at fair value as determined in good faith at the direction of the Board of Trustees.

REPURCHASE AGREEMENTS - The fund may enter into repurchase agreements with institutions that the fund's investment adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. The fund requires that the securities collateral in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. The fund monitors, on a daily basis, the value of the collateral to ensure that its value, including accrued interest, is greater than amounts owed to the fund under each such repurchase agreement. The fund, along with other affiliated entities of Massachusetts Financial Services Company (MFS), may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

SECURITY LOANS - State Street Bank and Trust Company ("State Street"), as lending agent, may loan the securities of the fund to certain qualified institutions (the "Borrowers") approved by the fund. The loans are collateralized at all times by cash and/or U.S. Treasury securities in an amount at least equal to the market value of the securities loaned. State Street provides the fund with indemnification against Borrower default. The fund bears the risk of loss with respect to the investment of cash collateral.

Cash collateral is invested in short-term securities. A portion of the income generated upon investment of the collateral is remitted to the Borrowers, and the remainder is allocated between the fund and the lending agent. On loans collateralized by U.S. Treasury securities, a fee is received from the Borrower, and is allocated between the fund and the lending agent. Income from securities lending is included in interest income on the Statement of Operations. The interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income.

INVESTMENT TRANSACTIONS AND INCOME - Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with generally accepted accounting principles. All discount is accreted for tax reporting purposes as required by federal income tax regulations. Some securities may be purchased on a "when-issued" or "forward delivery" basis, which means that the securities will be delivered to the fund at a future date, usually beyond customary settlement time.

The fund may enter in "TBA" (to be announced) purchase commitments to purchase securities for a fixed unit price at a future date. Although the unit price has been established, the principal value has not been finalized. However, the principal amount of the commitments will not fluctuate more than 1.0%. The fund holds, and maintains until settlement date, cash or high-grade debt obligations in an amount sufficient to meet the purchase price, or the fund may enter into offsetting contracts for the forward sale of other securities it owns. Income on the securities will not be earned until settlement date. TBA purchase commitments may be considered securities in themselves, and involve a risk of loss if the value of the security to be purchased declines prior to settlement date, which is in addition to the risk of decline in the value of the fund's other assets. Unsettled TBA purchase commitments are valued at the current market value of the underlying securities, according to the procedures described under "Investment Valuations" above.

FEES PAID INDIRECTLY - The fund's custody fee is reduced according to an arrangement that measures the value of cash deposited with the custodian by the fund. This amount is shown as a reduction of total expenses on the Statement of Operations.

TAX MATTERS AND DISTRIBUTIONS - The fund's policy is to comply with the provisions of the Internal Revenue Code (the Code) applicable to regulated investment companies and to distribute to shareholders all of its net taxable income, including any net realized gain on investments. Accordingly, no provision for federal income or excise tax is provided.

Distributions to shareholders are recorded on the ex-dividend date. The fund distinguishes between distributions on a tax basis and a financial reporting basis and only distributions in excess of tax basis earnings and profits are reported in the financial statements as distributions from paid-in capital. Differences in the recognition or classification of income between the financial statements and tax earnings and profits, which result in temporary over-distributions for financial statement purposes, are classified as distributions in excess of net investment income or net realized gains. Common types of book and tax differences that could occur include differences in accounting for mortgage-backed securities and amortization and accretion on debt securities.

The tax character of distributions declared for the years ended December 31, 2002 and December 2001 were as follows:

                                                     12/31/02         12/31/01

  Distributions declared from ordinary income     $24,841,602      $16,770,748
  ----------------------------------------------------------------------------

As of December 31, 2002, the components of accumulated losses on a tax basis were as follows:

  Undistributed ordinary income                                   $1,814,998
  ---------------------------------------------------------------------------
  Capital loss carryforward                                      (19,825,978)
  ---------------------------------------------------------------------------
  Unrealized appreciation                                          7,868,222
  ---------------------------------------------------------------------------
  Other temporary differences                                     (2,810,807)
  ---------------------------------------------------------------------------

For federal income tax purposes, the capital loss carryforward may be applied against any net taxable realized gains of each succeeding year until the earlier of its utilization or expiration.

  EXPIRATION DATE
  December 31, 2003                                              $(2,302,419)
  ---------------------------------------------------------------------------
  December 31, 2004                                               (4,284,511)
  ---------------------------------------------------------------------------
  December 31, 2005                                               (3,064,412)
  ---------------------------------------------------------------------------
  December 31, 2007                                               (5,108,829)
  ---------------------------------------------------------------------------
  December 31, 2008                                               (5,065,807)
  ---------------------------------------------------------------------------
  Total                                                         $(19,825,978)
  ---------------------------------------------------------------------------

MULTIPLE CLASSES OF SHARES OF BENEFICIAL INTEREST - The fund offers multiple classes of shares, which differ in their respective distribution and service fees. All shareholders bear the common expenses of the fund based on daily net assets of each class, without distinction between share classes. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B shares will convert to Class A shares approximately eight years after purchase.

(3) TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISER - The fund has an investment advisory agreement with MFS to provide overall investment advisory and administrative services, and general office facilities. The management fee is computed daily and paid monthly at an annual rate of 0.40% of the fund's average daily net assets.

The fund pays compensation to the Independent Trustees ("Trustees") in the form of both a retainer and attendance fees, and pays no compensation directly to its Trustees, who are officers of the investment adviser, or to officers of the fund, all of whom receive remuneration for their services to the fund from MFS. Certain officers and Trustees of the fund are officers or directors of MFS, MFS Fund Distributors, Inc. (MFD), and MFS Service Center, Inc. (MFSC). On January 1, 2002, the Trustees terminated the Independent Trustee unfunded defined benefit plan for active Trustees and converted it to an unfunded retirement benefit deferral plan for active Trustees. Under the new plan, the unfunded pension liability was converted into an equivalent value of notional shares of the fund that will fluctuate with the performance of the fund. Included in the Trustees' compensation is a net decrease of $14,742 as a result of the change in the fund's pension liability under this plan and a pension expense of $2,252 for inactive trustees for the six months ended June 30, 2003.

ADMINISTRATOR - The fund has an administrative services agreement with MFS to provide the fund with certain financial, legal, shareholder communications, compliance, and other administrative services. As a partial reimbursement for the cost of providing these services, the fund pays MFS an administrative fee at the following annual percentages of the fund's average daily net assets:

  First $2 billion                                                   0.0175%
  --------------------------------------------------------------------------
  Next $2.5 billion                                                  0.0130%
  --------------------------------------------------------------------------
  Next $2.5 billion                                                  0.0005%
  --------------------------------------------------------------------------
  In excess of $7 billion                                            0.0000%
  --------------------------------------------------------------------------

DISTRIBUTOR - MFD, a wholly owned subsidiary of MFS, as distributor, received $36,954 for the six months ended June 30, 2003, as its portion of the sales charge on sales of Class A and shares of the fund. The Trustees have adopted a distribution plan for Class A, Class B and Class C shares pursuant to Rule 12b-1 of the Investment Company Act of 1940 as follows:

The fund's distribution plan provides that the fund will pay MFD an annual percentage of its average daily net assets attributable to certain share classes in order that MFD may pay expenses on behalf of the fund related to the distribution and servicing of its shares. These expenses include a service fee paid to each securities dealer that enters into a sales agreement with MFD based on the average daily net assets of accounts attributable to such dealers. These fees are calculated based on each class' average daily net assets. The maximum distribution and service fees for each class of shares are as follows:

                                           CLASS A       CLASS B       CLASS C

Distribution Fee                             0.10%         0.75%         0.75%
--------------------------------------------------------------------------------
Service Fee                                  0.25%         0.25%         0.25%
--------------------------------------------------------------------------------
Total Distribution Plan                      0.35%         1.00%         1.00%
--------------------------------------------------------------------------------

MFD retains the service fee for accounts not attributable to a securities dealer, which for the six months ended June 30, 2003, amounted to:

                                           CLASS A       CLASS B       CLASS C

Service Fee Retained by MFD                $13,168          $396          $326
--------------------------------------------------------------------------------

Payment of the 0.10% Class A distribution fee will be implemented on such a date as the Trustees of the trust may determine. Payment of the 0.10% per annum portion of the Class A and Class B service fees that are not currently being charged will be implemented on such dates as the Trustees of the trust may determine.

Fees incurred under the distribution plan during the six months ended June 30, 2003 were as follows:

                                           CLASS A       CLASS B       CLASS C

Total Distribution Plan                      0.15%         0.93%         1.00%
--------------------------------------------------------------------------------

Certain Class A and Class C shares are subject to a contingent deferred sales charge in the event of a shareholder redemption within, for class A shares, 12 months following the purchase, and, for Class C shares, the first year from the end of the calendar month of purchase. A contingent deferred sales charge is imposed on shareholder redemptions of Class B shares in the event of a shareholder redemption within six years from the end of the calendar month of purchase. MFD receives all contingent deferred sales charges. Contingent deferred sales charges imposed during the six months ended June 30, 2003 were as follows:

                                           CLASS A       CLASS B       CLASS C

Contingent Deferred Sales Charges
Imposed                                    $40,916      $520,711       $56,554
--------------------------------------------------------------------------------

SHAREHOLDER SERVICING AGENT - MFSC, a wholly owned subsidiary of MFS, earns a fee for its services as shareholder servicing agent. The fee is calculated as a percentage of the fund's average daily net assets at an annual rate of 0.11%. Prior to April 1, 2003, the fee was 0.10% of the fund's average daily net assets.

(4) PORTFOLIO SECURITIES

Purchases and sales of investments, other than purchased option transactions and short-term obligations, were as follows:

                                               PURCHASES                 SALES

U.S. government securities                  $598,844,572          $621,828,498
--------------------------------------------------------------------------------
Investments (non-U.S. government
securities)                                  $96,332,875           $69,735,202
--------------------------------------------------------------------------------

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

  Aggregate cost                                             $1,014,008,021
  --------------------------------------------------------------------------
  Gross unrealized appreciation                                  $3,356,944
  --------------------------------------------------------------------------
  Gross unrealized depreciation                                  (3,948,583)
  --------------------------------------------------------------------------
  Net unrealized depreciation                                     $(591,639)
  --------------------------------------------------------------------------

(5) SHARES OF BENEFICIAL INTEREST

The fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

                                              Six months ended                      Year ended
                                                   6/30/03                           12/31/02
                                          SHARES            AMOUNT           SHARES            AMOUNT

CLASS A SHARES

Shares sold                               20,692,597      $173,994,903       64,950,859      $545,663,283
----------------------------------------------------------------------------------------------------------
Shares issued to shareholders in
reinvestment of distributions                709,852         5,977,382        1,168,169         9,809,511
----------------------------------------------------------------------------------------------------------
Shares reacquired                        (23,422,789)     (196,896,729)     (52,667,634)     (442,366,874)
----------------------------------------------------------------------------------------------------------
Net increase (decrease)                   (2,020,340)     $(16,924,444)      13,451,394      $113,105,920
----------------------------------------------------------------------------------------------------------

CLASS B SHARES

Shares sold                                7,600,063       $63,745,382       25,398,794      $213,008,980
----------------------------------------------------------------------------------------------------------
Shares issued to shareholders in
reinvestment of distributions                400,275         3,358,138          470,589         3,944,790
----------------------------------------------------------------------------------------------------------
Shares reacquired                         (7,095,579)      (59,380,242)      (8,919,500)      (74,683,434)
----------------------------------------------------------------------------------------------------------
Net increase                                 904,759        $7,723,278        16,949,883      $142,270,336
----------------------------------------------------------------------------------------------------------

CLASS C SHARES

Shares sold                                6,227,990       $52,005,929       15,305,207      $127,765,519
----------------------------------------------------------------------------------------------------------
Shares issued to shareholders in
reinvestment of distributions                191,230         1,598,514          224,289         1,872,142
----------------------------------------------------------------------------------------------------------
Shares reacquired                         (4,145,417)      (34,584,151)      (6,506,789)      (54,259,291)
----------------------------------------------------------------------------------------------------------
Net increase                               2,273,803        $19,020,292        9,022,707       $75,378,370
----------------------------------------------------------------------------------------------------------

CLASS I SHARES

Shares sold                                    2.35               $20
----------------------------------------------------------------------------------------------------------
Shares issued to shareholders in
reinvestment of distributions                  0.104                 1                *                 3
----------------------------------------------------------------------------------------------------------
Shares reacquired                            (14.596)             (125)
----------------------------------------------------------------------------------------------------------
Net increase (decrease)                      (12.142)            $(104)               *                $3
----------------------------------------------------------------------------------------------------------
* Amount is less then 1 share.

(6) LINE OF CREDIT

The fund and other affiliated funds participate in an $800 million unsecured line of credit provided by a syndication of banks under a line of credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the bank's base rate. In addition, a commitment fee, based on the average daily unused portion of the line of credit, is allocated among the participating funds at the end of each quarter. The commitment fee allocated to the fund for the six months ended June 30, 2003 was $3,666. The fund had no borrowings during the period.

(7) CHANGE IN ACCOUNTING PRINCIPLE

As required, effective January 1, 2001, the fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and debt securities. Prior to January 1, 2001, the fund did not amortize premium on debt securities. The cumulative effect of this accounting change had no impact on total net assets of the fund, but resulted in a $624,253 reduction in costs of securities and a corresponding $624,253 increase in net unrealized appreciation, based on securities held by the fund on January 1, 2001.

------------------------------------------------------------------------------------------------------------
TRUSTEES AND OFFICERS
------------------------------------------------------------------------------------------------------------

The following tables present certain information regarding the Trustees and officers of the fund, including their principal occupations, which, unless specific dates are shown, are of more than five years' duration, although the titles may not have been the same throughout.

Name, age, position with the Trust, principal occupation, and other directorships(1)

INTERESTED TRUSTEES

JEFFREY L. SHAMES(2) (born 06/02/55)                     ABBY M. O'NEILL (born 04/27/28)
Chairman                                                 Trustee
Massachusetts Financial Services Company, Chairman       Private investor; Rockefeller Financial Services,
                                                         Inc. (investment advisers), Chairman and Chief
JOHN W. BALLEN(2) (born 09/12/59)                        Executive Officer
Trustee and President
Massachusetts Financial Services Company, Chief          LAWRENCE T. PERERA (born 06/23/35)
Executive Officer and Director                           Trustee
                                                         Hemenway & Barnes (attorneys), Partner
KEVIN R. PARKE(2) (born 12/14/59)
Trustee                                                  WILLIAM J. POORVU (born 04/10/35)
Massachusetts Financial Services Company,                Trustee
President, Chief Investment Officer and Director         Private investor; Harvard University Graduate
                                                         School of Business Administration, Class of 1961
INDEPENDENT TRUSTEES                                     Adjunct Professor in Entrepreneurship Emeritus;
                                                         CBL & Associates Properties, Inc. (real estate
LAWRENCE H. COHN, M.D. (born 03/11/37)                   investment trust), Director
Trustee
Brigham and Women's Hospital, Chief of Cardiac           J. DALE SHERRATT (born 09/23/38)
Surgery; Harvard Medical School, Professor of            Trustee
Surgery                                                  Insight Resources, Inc. (acquisition planning
                                                         specialists), President; Wellfleet Investments
WILLIAM R. GUTOW (born 09/27/41)                         (investor in health care companies), Managing
Trustee                                                  General Partner (since 1993); Cambridge
Private investor and real estate consultant;             Nutraceuticals (professional nutritional
Capitol Entertainment Management Company (video          products), Chief Executive Officer (until May
franchise), Vice Chairman                                2001)

J. ATWOOD IVES (born 05/01/36)                           ELAINE R. SMITH (born 04/25/46)
Trustee                                                  Trustee
Private investor; KeySpan Corporation (energy            Independent health care industry consultant
related services), Director; Eastern Enterprises
(diversified services company), Chairman, Trustee        WARD SMITH (born 09/13/30)
and Chief Executive Officer (until November 2000)        Trustee
                                                         Private investor


(1) Directorships or trusteeships of companies required to report to the Securities and Exchange Commission
    (i.e., "public companies").
(2) "Interested person" of MFS within the meaning of the Investment Company Act of 1940 (referred to as the
    1940 Act) which is the principal federal law governing investment companies like the Trust. The address of MFS is 500 Boylston Street, Boston, Massachusetts 02116.

Trustees and Officers - continued
OFFICERS

JEFFREY L. SHAMES (born 06/02/55)                        ROBERT R. FLAHERTY (born 09/18/63)
Chairman                                                 Assistant Treasurer
Massachusetts Financial Services Company, Chairman       Massachusetts Financial Services Company, Vice
                                                         President (since August 2000); UAM Fund Services,
JOHN W. BALLEN (born 09/12/59)                           Senior Vice President (prior to August 2000)
Trustee and President
Massachusetts Financial Services Company, Chief          RICHARD M. HISEY (born 08/29/58)
Executive Officer and Director                           Treasurer
                                                         Massachusetts Financial Services Company, Senior
JAMES R. BORDEWICK, JR. (born 03/06/59)                  Vice President (since July 2002); The Bank of New
Assistant Secretary and Assistant Clerk                  York, Senior Vice President (September 2000 to
Massachusetts Financial Services Company, Senior         July 2002); Lexington Global Asset Managers, Inc.,
Vice President and Associate General Counsel             Executive Vice President and Chief Financial
                                                         Officer (prior to September 2000); Lexington
STEPHEN E. CAVAN (born 11/06/53)                         Funds, Treasurer (prior to September 2000)
Secretary and Clerk
Massachusetts Financial Services Company, Senior         ELLEN MOYNIHAN (born 11/13/57)
Vice President, General Counsel and Secretary            Assistant Treasurer
                                                         Massachusetts Financial Services Company, Vice
STEPHANIE A. DESISTO (born 10/01/53)                     President
Assistant Treasurer
Massachusetts Financial Services Company, Vice           JAMES O. YOST (born 06/12/60)
President (since April 2003); Brown Brothers             Assistant Treasurer
Harriman & Co., Senior Vice President (November          Massachusetts Financial Services Company, Senior
2002 to April 2003); ING Groep N.V./Aeltus               Vice President
Investment Management, Senior Vice President
(prior to November 2002)

The Trust does not hold annual shareholder meetings for the purpose of electing Trustees, and Trustees are not elected for fixed terms. This means that each Trustee will be elected to hold office until his or her successor is chosen and qualified or until his or her earlier death, resignation, retirement or removal.
Each officer will hold office until his or her successor is chosen and qualified, or until he or she retires, resigns or is removed from office.

Messrs. Shames, Cohn, Sherratt and Smith, and Ms. O'Neill, have served in their capacity as Trustee of the
Trust continuously since originally elected or appointed. Messrs. Ballen, Ives, Perera and Poorvu, and Ms.
Smith, were elected by shareholders and have served as Trustees of the Trust since January 1, 2002. Mr. Parke has served as Trustee of the Trust since January 1, 2002.

Each of the Trust's Trustees and officers holds comparable positions with certain other funds of which MFS or a subsidiary is the investment adviser or distributor and, in the case of the officers, with certain affiliates of MFS. Each Trustee serves as a board member of 112 funds within the MFS Family of Funds.

The Statement of Additional Information contains further information about the Trustees and is available without charge upon request, by calling 1-800-225-2606.
-------------------------------------------------------------------------------------------------------------

INVESTMENT ADVISER                                       CUSTODIAN
Massachusetts Financial Services Company                 State Street Bank and Trust Company
500 Boylston Street, Boston, MA                          225 Franklin Street, Boston, MA
02116-3741                                               02110

DISTRIBUTOR
MFS Fund Distributors, Inc.
500 Boylston Street, Boston, MA
02116-3741

PORTFOLIO MANAGER
D. Richard Smith(1)

(1) MFS Investment Management

------------------------------------------------------------------------------
MONEY MANAGEMENT FOR ALL TYPES OF INVESTORS
------------------------------------------------------------------------------

YOUR GOALS ARE IMPORTANT

MFS offers a complete range of investments and investment services to address specific financial needs over time. When your investing goals change, you can easily stay with MFS for the products you need, when you need them. Whether you're investing for college or retirement expenses or for tax management or estate planning, MFS will be there.

Ask your investment professional how MFS can help you move toward the goals you've set.

            MFS FAMILY OF FUNDS(R)

            More than 50 portfolios offer domestic and international equity and fixed-income investment across the full risk spectrum

            VARIABLE ANNUITIES

            A selection of annuity products with advantages for building and preserving wealth

            MFS 401(k) AND IRA SUITES

            Retirement plans for businesses and individuals

            MFS COLLEGE SAVINGS PLANS

            Investment products to help meet education expenses

            MFS PRIVATE PORTFOLIO SERVICES

            Investment advisory services that provide custom products for high-net-worth individuals

You can obtain a prospectus for any MFS product from your investment professional. The prospectus contains complete information on the fees and risks associated with investing. Read the prospectus carefully before investing or sending money.

--------------------------------------------------------------------------------
CONTACT INFORMATION
--------------------------------------------------------------------------------

INVESTOR INFORMATION

For information on MFS mutual funds, call your investment professional or, for an information kit, call toll free: 1-800-225-2606 any business day from 8 a.m. to 8 p.m. Eastern time.

INVESTOR SERVICE

Write to us at: MFS Service Center, Inc.
                P.O. Box 2281
                Boston, MA 02107-9906

Type of Information          Phone number        Hours, Eastern Time
--------------------------------------------------------------------------------
General information          1-800-225-2606      8 a.m. to 8 p.m., any
                                                 business day
--------------------------------------------------------------------------------
Speech- or hearing-impaired  1-800-637-6576      9 a.m. to 5 p.m., any
                                                 business day
--------------------------------------------------------------------------------
Shares prices, account       1-800-MFS-TALK
balances                     (1-800-637-8255)
exchanges or stock and       touch-tone required 24 hours a day, 365 days a year
bond outlooks
--------------------------------------------------------------------------------

WORLD WIDE WEB

Go to WWW.MFS.COM for a clear view of market events, investor education, account access, and product and performance insights.

Go paperless with EDELIVERY: Join your fellow shareholders who are already taking advantage of this great new benefit from MFS. With eDelivery, we send you prospectuses, reports, and proxies electronically. You get timely information without mailbox clutter (and help your fund save printing and postage costs).

SIGN-UP instructions: If your account is registered with us, go to www.mfs.com, log in to your account via MFS Access, and select the eDelivery sign up options.

If you own your MFS fund shares through a financial institution or through a retirement plan, MFS Talk, MFS Access, and eDelivery may not be available to you.

[logo] M F S(R)
INVESTMENT MANAGEMENT

500 Boylston Street
Boston, MA 02116-3741

(C) 2003 MFS Investment Management(R)
MFS(R) investment products are offered through MFS Fund Distributors, Inc.
500 Boylston Street, Boston, MA 02116                          GPA-SEM-8/03 71M

ITEM 2.  CODE OF ETHICS.

Not applicable at this time. Applicable for annual reports filed for fiscal years ending on or after July 15, 2003.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable at this time. Applicable for annual reports filed for fiscal years ending on or after July 15, 2003.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable at this time. Applicable for annual reports filed for the first fiscal year ending after December 15, 2003.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

If applicable, not applicable at this time. Applicable for annual reports covering periods ending on or after the compliance date for the listing standards applicable to the particular issuer. Listed issuers must be in compliance with the new listing rules by the earlier of the registrant's first annual shareholders meeting after January 15, 2004 or October 31, 2004.

ITEM 6.  [RESERVED]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

If applicable, not applicable at this time. Applicable for annual reports filed on or after July 1, 2003.

ITEM 8.  [RESERVED]

ITEM 9.  CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-CSR, the registrant's principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information requir ed to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation.

ITEM 10.  EXHIBITS.

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

     (a) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit: Not applicable.

     (b) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto.

     [If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)) and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an exhibit. A certification furnished pursuant to this paragraph will not be deemed "filed" for the purposes of
     Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates it by reference: Attached hereto.][The submission of Section 906 certifications has been proposed by the SEC, but has not yet been finalized. The SEC has encouraged issuers to submit Section 906 certifications as an exhibit to Form N-CSR until the final rule has been adopted. Please see Proposed Rule: Certification of Disclosure in Certain Exchange Act Reports, Release No. 33-8212 (March 21, 2003)].

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) MFS GOVERNMENT LIMITED MATURITY FUND
             -------------------------------------------------------------------


By (Signature and Title)*  /s/ JOHN W. BALLEN
                           -----------------------------------------------------
                           John W. Ballen, President

Date:  August 25, 2003
       ---------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.



By (Signature and Title)* /s/ JOHN W. BALLEN
                          ------------------------------------------------------
                          John W. Ballen, President
                          (Principal Executive Officer)

Date:  August 25, 2003
       ---------------

By (Signature and Title)* /s/ RICHARD M. HISEY
                          ------------------------------------------------------
                          Richard M. Hisey, Treasurer
                          (Principal Financial Officer and Accounting Officer)

Date:  August 25, 2003
       ---------------

* Print name and title of each signing officer under his or her signature.